Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Feb. 24, 2023	Feb. 25, 2022
Accounts receivable, allowances	$ 6.5	$ 8.0
Property, plant and equipment, accumulated depreciation	(1,088.6)	(1,089.0)
Other intangible assets, accumulated amortization	$ 97.6	$ 86.4
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares outstanding	112,988,721	112,109,294
Class A Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	475,000,000	475,000,000
Common stock, shares issued	92,574,308	87,186,800
Common stock, shares outstanding	92,574,308	87,186,800
Class B Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	475,000,000	475,000,000
Common stock, shares issued	20,414,413	24,922,494
Common stock, shares outstanding	20,414,413	24,922,494